UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scotsman Capital Management LLC
Address: 10 Rockefeller Plaza

         New York, NY  10020

13F File Number:  28-11729

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Charlie Crane
Title:     Managing Member
Phone:     212-713-7613

Signature, Place, and Date of Signing:

     Charlie Crane     New York, NY/USA     November 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     33

Form13F Information Table Value Total:     $89,804 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101     4174    61105 SH       SOLE                    61105        0        0
ADOBE SYS INC                  COM              00724F101     1745    44200 SH       SOLE                    44200        0        0
AGILENT TECHNOLOGIES INC       COM              00846U101     2843    95850 SH       SOLE                    95850        0        0
ANADARKO PETE CORP             COM              032511107     2308    47586 SH       SOLE                    47586        0        0
ANHEUSER BUSCH COS INC         COM              035229103     2435    37530 SH       SOLE                    37530        0        0
APACHE CORP                    COM              037411105      279     2680 SH       SOLE                     2680        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103     2497    58410 SH       SOLE                    58410        0        0
BECTON DICKINSON & CO          COM              075887109     3515    43790 SH       SOLE                    43790        0        0
BOEING CO                      COM              097023105     2907    50690 SH       SOLE                    50690        0        0
CHEVRON CORP NEW               COM              166764100     3610    43774 SH       SOLE                    43774        0        0
CISCO SYS INC                  COM              17275R102     4046   179326 SH       SOLE                   179326        0        0
COCA COLA CO                   COM              191216100      331     6266 SH       SOLE                     6266        0        0
COMCAST CORP NEW               CL A SPL         20030N200     4803   243572 SH       SOLE                   243572        0        0
DU PONT E I DE NEMOURS & CO    COM              263534109     3599    89311 SH       SOLE                    89311        0        0
EDUCATION RLTY TR INC          COM              28140H104      300    27100 SH       SOLE                    27100        0        0
EOG RES INC                    COM              26875P101     3461    38685 SH       SOLE                    38685        0        0
EXXON MOBIL CORP               COM              30231G102      457     5887 SH       SOLE                     5887        0        0
FEDEX CORP                     COM              31428X106     2711    34293 SH       SOLE                    34293        0        0
GENERAL ELECTRIC CO            COM              369604103     2921   114566 SH       SOLE                   114566        0        0
HOME DEPOT INC                 COM              437076102      443    17115 SH       SOLE                    17115        0        0
HONEYWELL INTL INC             COM              438516106     4098    98635 SH       SOLE                    98635        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      244     2084 SH       SOLE                     2084        0        0
JOHNSON & JOHNSON              COM              478160104     5902    85184 SH       SOLE                    85184        0        0
JPMORGAN & CHASE & CO          COM              46625H100     1239    26541 SH       SOLE                    26541        0        0
KEYCORP NEW                    COM              493267108      564    47224 SH       SOLE                    47224        0        0
MICROSOFT CORP                 COM              594918104     3877   145270 SH       SOLE                   145270        0        0
PFIZER INC                     COM              717081103      212    11506 SH       SOLE                    11506        0        0
ROCKWELL COLLINS INC           COM              774341101     2829    58820 SH       SOLE                    58820        0        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605     9692   487303 SH       SOLE                   487303        0        0
SIRIUS XM RADIO INC            COM              82967N108       51    88780 SH       SOLE                    88780        0        0
TEXAS INSTRS INC               COM              882508104     2716   126335 SH       SOLE                   126335        0        0
TRANSOCEAN INC NEW             SHS              G90073100     2990    27217 SH       SOLE                    27217        0        0
WAL MART STORES INC            COM              931142103     6005   100275 SH       SOLE                   100275        0        0